Related-Party Transactions (Schedule Of Amounts Payable To (Receivables From) Related Parties) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Net payable (receivable)	$ 18	$ 16
Texas [Member]
Related Party Transaction [Line Items]
Texas margin tax payable	24	23
Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	(6)	(7)
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Net payable (receivable)	19	17
Sempra Texas Holdings [Member] | Texas [Member]
Related Party Transaction [Line Items]
Texas margin tax payable	24	23
Sempra Texas Holdings [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	(5)	(6)
Texas Transmission [Member]
Related Party Transaction [Line Items]
Net payable (receivable)	(1)	(1)
Texas Transmission [Member] | Federal [Member]
Related Party Transaction [Line Items]
Federal income taxes payable (receivable)	$ (1)	$ (1)